Financial results (Details) - COP ($) $ in Millions		9 Months Ended
		Sep. 30, 2023	Sep. 30, 2022
Finance income
Results from financial assets		$ 321,142	$ 124,493
Yields and interests		1,378,145	612,914
Gain on derivative settlement		2,852	11,834
Dividends		90	70
Other financial income		82,542	138,087
Finance income		1,784,771	887,398
Financial expenses
Financial cost of loans and borrowings		(5,151,076)	(3,886,375)
Financial cost of other liabilities	[1]	(1,657,833)	(1,559,080)
Results from financial assets		(251,001)	(125,493)
Other financial expenses		(710,545)	(304,929)
Financial expenses		(7,770,455)	(5,875,877)
Foreign exchange gain (loss)		1,806,158	(377,527)
Foreign exchange gain (loss)		1,806,158	(377,527)
Financial result		$ (4,179,526)	$ (5,366,006)

[1]	It includes the financial expense for the updating of the liability for abandonment costs, and the interest, net of post-employment benefits and other long-term employee benefits.